Derivative Instruments - Detailed information about f financial instruments under cash flow hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Derivative Financial Assets [Abstract]
Derivative financial current assets	₩ 164,695	₩ 150,960
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	155,991	124,707
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	375,083	₩ 1,043
Held for trading
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	99,559
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	(333,099)
Fair value
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	99,559
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	(333,099)
Contingent subscription right [member] | Held for trading
Current Derivative Financial Assets [Abstract]
Derivative financial current assets	8,704
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	(12,115)
Contingent subscription right [member] | Fair value
Current Derivative Financial Assets [Abstract]
Derivative financial current assets	8,704
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	(12,115)
Total return swap [member] | Held for trading
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	5,488
Total return swap [member] | Fair value
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	5,488
Subscription right [member] | Held for trading
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	85,367
Subscription right [member] | Fair value
Noncurrent Derivative Financial Assets [Abstract]
Derivative financial Non-current assets	85,367
Drag along and call option right [member] | Held for trading
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	(320,984)
Drag along and call option right [member] | Fair value
Noncurrent Derivative Financial Liabilities [Abstract]
Derivative financial Non-current liabilities	₩ (320,984)